Short-term Investments (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Short-term Investments [Abstract]
Current investments	$ 32	$ 31
Investments, Interest Rate	1.35%	0.60%